INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
Profit for the period	$ 85	$ 44	[1]
Items that may be reclassified to profit or loss
Foreign currency translation	(44)	15
Fair value re-measurement of financial instruments	0	2
Other comprehensive (loss) / income, net of tax	(44)	17
Total comprehensive income, net of tax	$ 41	$ 61

[1]	Prior period comparatives have been reclassified to conform with the current period presentation